Property, plant and equipment	12 Months Ended
Jun. 30, 2019
Disclosure of property, plant and equipment
Property, plant and equipment

13 Property, plant and equipment

	Freehold	Plant and	Fixtures
	property	machinery	and fittings	Total
	£’000	£’000	£’000	£’000
At 1 July 2017
Cost	269,372	34,475	50,236	354,083
Accumulated depreciation	(46,744)	(31,090)	(31,511)	(109,345)
Net book amount	222,628	3,385	18,725	244,738
Year ended 30 June 2018
Opening net book amount	222,628	3,385	18,725	244,738
Additions	—	2,605	8,706	11,311
Disposals	(5)	—	(18)	(23)
Depreciation charge	(3,288)	(1,821)	(5,516)	(10,625)
Closing net book amount	219,335	4,169	21,897	245,401
At 30 June 2018
Cost	269,367	34,790	57,800	361,957
Accumulated depreciation	(50,032)	(30,621)	(35,903)	(116,556)
Net book amount	219,335	4,169	21,897	245,401
Year ended 30 June 2019
Opening net book amount	219,335	4,169	21,897	245,401
Additions	16	3,573	8,611	12,200
Transfers	(241)	4	237	—
Depreciation charge	(3,284)	(2,589)	(5,696)	(11,569)
Closing net book amount	215,826	5,157	25,049	246,032
At 30 June 2019
Cost	268,981	34,845	64,806	368,632
Accumulated depreciation	(53,155)	(29,688)	(39,757)	(122,600)
Net book amount	215,826	5,157	25,049	246,032

(i)Assets pledged as security

Property, plant and equipment with a net book amount of £202,664,000 (2018: £205,388,000) has been pledged to secure the secured term loan facility and senior secured notes borrowings of the Group (see note 23).

(ii)Depreciation methods and useful lives

Land is not depreciated. With the exception of freehold property acquired before 1 August 1999, depreciation is calculated using the straight-line method to allocate cost, net of residual values, over the estimated useful lives as follows:

Freehold property	75 years
Computer equipment and software (included within Plant and machinery)	3 years
Plant and machinery	4 - 5 years
Fixtures and fittings	7 years

Freehold property acquired before 1 August 1999 is depreciated on a reducing balance basis at an annual rate of 1.33%.

See note 2.12 for the other accounting policies relevant to property, plant and equipment, and note 2.11 for the Group’s policy regarding impairments.

(iii)Capital commitments

See note 29.1 for disclosure of capital commitments relating to property, plant and equipment.